Fees Summary	Oct. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 66,976,000.00
Previously Paid Amount	0.00
Total Fee Amount	5,826.91
Total Offset Amount	0.00
Net Fee	$ 5,826.91
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A